SHAREHOLDERS' EQUITY - LTI Plans (Details) shares in Thousands	12 Months Ended
Dec. 31, 2022 shares
Number of units
Balance, beginning of year (in shares)	7,635
Granted (in shares)	1,735
Vested (in shares)	(2,391)
Forfeited (in shares)	(336)
Balance, end of year (in shares)	6,643
Cash Settled DSU
Number of units
Balance, beginning of year (in shares)	589
Granted (in shares)	89
Vested (in shares)	(45)
Balance, end of year (in shares)	633
PSU
Number of units
Balance, beginning of year (in shares)	3,981
Granted (in shares)	809
Vested (in shares)	(1,030)
Forfeited (in shares)	(71)
Balance, end of year (in shares)	3,689
RSU
Number of units
Balance, beginning of year (in shares)	3,065
Granted (in shares)	837
Vested (in shares)	(1,316)
Forfeited (in shares)	(265)
Balance, end of year (in shares)	2,321